Deposits, advances, and prepayments (Tables)	6 Months Ended
Jun. 30, 2025
Deposits Advances And Prepayments
Schedule of deposits, advances, and prepayments
	2025	2024
	€’000	€’000
Deposits and advances	525	509
Other prepayments	194	239
	718	748